UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09915

Investment Company Act File Number

Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Small-Cap Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 1.5%
Aerovironment, Inc.(1)	121,050	$3,245,351

		$3,245,351

Building Products — 3.0%
Armstrong World Industries, Inc.	66,180	$3,227,598
Trex Co., Inc.(1)	98,670	3,165,334

		$6,392,932

Capital Markets — 4.0%
HFF, Inc., Class A(1)	99,100	$1,632,177
Lazard, Ltd., Class A	133,920	3,824,755
Walter Investment Management Corp.	143,905	3,245,058

		$8,701,990

Chemicals — 3.4%
Balchem Corp.	110,310	$3,336,878
LSB Industries, Inc.(1)	103,360	4,022,771

		$7,359,649

Commercial Banks — 2.1%
Signature Bank(1)	33,840	$2,133,274
Texas Capital Bancshares, Inc.(1)	71,550	2,477,061

		$4,610,335

Commercial Services & Supplies — 2.1%
Team, Inc.(1)	145,391	$4,499,851

		$4,499,851

Communications Equipment — 1.5%
Sycamore Networks, Inc.(1)	177,100	$3,141,754

		$3,141,754

Computers & Peripherals — 1.7%
Quantum Corp.(1)	1,400,940	$3,670,463

		$3,670,463

Construction & Engineering — 1.5%
MYR Group, Inc.(1)	187,250	$3,344,285

		$3,344,285

	N(000.000.000	N(000.000.000
Security	Shares	Value
Distributors — 1.9%
LKQ Corp.(1)	132,730	$4,137,194

		$4,137,194

Electronic Equipment, Instruments & Components — 4.9%
Elster Group SE ADR(1)	214,400	$3,389,664
FEI Co.(1)	74,150	3,641,507
National Instruments Corp.	125,795	3,587,673

		$10,618,844

Energy Equipment & Services — 2.2%
Hornbeck Offshore Services, Inc.(1)	88,210	$3,707,466
Poseidon Concepts Corp.	72,510	1,019,189

		$4,726,655

Food Products — 1.8%
Corn Products International, Inc.	65,650	$3,784,722

		$3,784,722

Health Care Equipment & Supplies — 3.5%
Analogic Corp.	64,070	$4,327,288
Orthofix International NV(1)	83,240	3,128,159

		$7,455,447

Health Care Providers & Services — 4.8%
Catalyst Health Solutions, Inc.(1)	51,027	$3,251,951
ExamWorks Group, Inc.(1)	231,688	2,877,565
MEDNAX, Inc.(1)	57,890	4,305,279

		$10,434,795

Household Products — 2.1%
Church & Dwight Co., Inc.	91,690	$4,510,231

		$4,510,231

Insurance — 5.1%
Allied World Assurance Co. Holdings, Ltd.	56,590	$3,886,035
Hanover Insurance Group, Inc. (The)	88,880	3,654,746
HCC Insurance Holdings, Inc.	113,520	3,538,418

		$11,079,199

IT Services — 1.7%
Euronet Worldwide, Inc.(1)	176,310	$3,683,116

		$3,683,116

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	250,270	$3,831,634

		$3,831,634

	N(000.000.000	N(000.000.000
Security	Shares	Value
Machinery — 7.3%
Astec Industries, Inc.(1)	94,314	$3,440,575
Colfax Corp.(1)	104,980	3,699,495
RBC Bearings, Inc.(1)	89,760	4,140,629
Valmont Industries, Inc.	38,620	4,534,374

		$15,815,073

Marine — 2.0%
Kirby Corp.(1)	65,040	$4,278,982

		$4,278,982

Media — 1.8%
John Wiley & Sons, Inc., Class A	81,380	$3,872,874

		$3,872,874

Metals & Mining — 3.2%
Compass Minerals International, Inc.	44,870	$3,218,974
Molycorp, Inc.(1)	108,950	3,685,778

		$6,904,752

Multiline Retail — 3.8%
Big Lots, Inc.(1)	88,650	$3,813,723
Fred’s, Inc., Class A	302,070	4,413,243

		$8,226,966

Oil, Gas & Consumable Fuels — 6.3%
Goodrich Petroleum Corp.(1)	217,060	$4,128,481
Kodiak Oil & Gas Corp.(1)	339,160	3,378,034
Petroleum Development Corp.(1)	84,090	3,118,898
SM Energy Co.	43,530	3,080,618

		$13,706,031

Pharmaceuticals — 0.5%
Questcor Pharmaceuticals, Inc.(1)	28,400	$1,068,408

		$1,068,408

Professional Services — 1.5%
FTI Consulting, Inc.(1)	84,420	$3,167,438

		$3,167,438

Real Estate Investment Trusts (REITs) — 4.3%
American Campus Communities, Inc.	77,740	$3,476,533
Mid-America Apartment Communities, Inc.	33,080	2,217,352
PS Business Parks, Inc.	55,199	3,617,743

		$9,311,628

	N(000.000.000	N(000.000.000
Security	Shares	Value
Real Estate Management & Development — 1.9%
Forestar Real Estate Group, Inc.(1)	263,189	$4,050,479

		$4,050,479

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(1)	225,250	$5,360,950
Cypress Semiconductor Corp.(1)	212,400	3,319,812

		$8,680,762

Software — 3.9%
Mentor Graphics Corp.(1)	269,900	$4,010,714
Parametric Technology Corp.(1)	160,230	4,476,826

		$8,487,540

Specialty Retail — 5.3%
GNC Holdings, Inc., Class A	143,090	$4,992,410
Monro Muffler Brake, Inc.	91,000	3,775,590
Select Comfort Corp.(1)	83,680	2,710,395

		$11,478,395

Total Common Stocks (identified cost $175,018,239)		$208,277,775

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$5,762	$5,762,434

Total Short-Term Investments (identified cost $5,762,434)		$5,762,434

Total Investments — 99.1% (identified cost $180,780,673)		$214,040,209

Other Assets, Less Liabilities — 0.9%		$2,012,179

Net Assets — 100.0%		$216,052,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $1,972.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$180,917,147

Gross unrealized appreciation	$37,162,306
Gross unrealized depreciation	(4,039,244)

Net unrealized appreciation	$33,123,062

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$208,277,775	*	$—	$—	$208,277,775
Short-Term Investments	—		5,762,434	—	5,762,434
Total Investments	$208,277,775		$5,762,434	$—	$214,040,209

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Events

As of the close of business on April 30, 2012, the Eaton Vance Small-Cap Fund withdrew its entire interest in the Portfolio in cash and securities. On May 1, 2012, the Portfolio terminated.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012